Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUE
ASC 606 revenue	¥ 450,119	$ 65,261	¥ 443,149	¥ 170,105
ASC 842 revenue:
Operating lease income	¥ 18,226	$ 2,643	¥ 35,913	¥ 45,847
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total Revenues	Total Revenues	Total Revenues	Total Revenues
Sales-type lease income	¥ 3,326	$ 482	¥ 5,210	¥ 4,130
Direct financing lease income	414	60	1,361	2,929
ASC 842 revenue	21,966	3,185	42,484	52,906
Total Revenues	472,085	68,446	485,633	223,011
Management and technical support
REVENUE
ASC 606 revenue	53,341	7,734	64,599	36,948
Medical solution
REVENUE
ASC 606 revenue	179,135	25,972	217,375	26,105
Medical service
REVENUE
ASC 606 revenue	131,936	19,129	101,854	76,997
Medicine income
REVENUE
ASC 606 revenue	85,707	12,426	59,321	30,055
ASC 842 revenue:
Total Revenues	¥ 85,707	$ 12,426	¥ 59,321	¥ 30,055